                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-4893

                                   ----------

                              THE TAIWAN FUND, INC.
               (Exact name of registrant as specified in charter)

                              2 AVENUE DE LAFAYETTE
                                BOSTON, MA 02111
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                      Copy to:

         The Taiwan Fund, Inc.                      Leonard B. Mackey, Jr., Esq.
c/o State Street Bank and Trust Company              Clifford Chance U.S. LLP
      Attention: Mary Moran Zeven,                     31 West 52nd Street
          Assistant Secretary                        New York, New York 10019
         2 Avenue De Lafayette
             P.O. Box 5049
         Boston, MA 02206-5049

Registrant's telephone number, including area code: (800) 636-9242

Date of fiscal year end: August 31, 2008

Date of reporting period: May 31, 2008

ITEM 1:  SCHEDULE OF INVESTMENTS

THE TAIWAN FUND, INC.
Investments/May 31, 2008 (Showing Percentage of Net Assets) (unaudited)

                                                                         US$
                                                                        VALUE
                                                         SHARES       (NOTE b)
                                                      -----------   ------------
COMMON STOCKS - 93.0%
BASIC INDUSTRIES -- 24.8%
AUTOMOBILES, TIRES & ACCESSORIES -- 4.1%
Cheng Shin Rubber Industry Co., Ltd.                    3,000,000   $  5,129,470
China Motor Corp.                                       6,000,000      4,705,302
Yulon Motor Co., Ltd.                                   4,000,000      4,794,081
                                                                    ------------
                                                                      14,628,853
                                                                    ------------
CHEMICALS -- 0.9%
Sesoda Corp.                                            1,500,000      3,329,223
                                                                    ------------
CONSTRUCTION-- 0.9%
Taiwan Cement Corp.                                     2,000,000      3,353,884
                                                                    ------------
FOOD-- 1.6%
Uni-President Enterprises Corp.                         4,000,000      5,648,993
                                                                    ------------
GLASS -- 2.2%
Taiwan Glass Industrial Corp.                           6,500,000      8,078,915
                                                                    ------------
IRON & STEEL -- 2.4%
China Steel Corp.                                       5,000,000      8,549,116
                                                                    ------------
PAPER -- 1.5%
Chung Hwa Pulp Corp.                                    7,000,000      5,501,028
                                                                    ------------
PETROLEUM SERVICES -- 1.6%
Formosa Petrochemical Corp.                             2,000,000      5,721,332
                                                                    ------------
PLASTICS -- 1.0%
Formosa Plastics Corp.                                  1,300,000      3,667,571
                                                                    ------------
REAL ESTATE -- 1.6%
Prince Housing Development Corp.                        7,000,000      5,823,264
                                                                    ------------
RETAIL -- 2.7%
Far Eastern Department Stores Co., Ltd.                 1,500,000      2,254,007
President Chain Store Corp.                             2,000,000      7,562,680
                                                                    ------------
                                                                       9,816,687
                                                                    ------------
TEXTILE -- 4.3%
Far Eastern Textile Co., Ltd.                           4,500,500      6,999,545
Ruentex Industries, Ltd.                                8,500,000      8,664,200
                                                                    ------------
                                                                      15,663,745
                                                                    ------------
TOTAL BASIC INDUSTRIES                                                89,782,611
                                                                    ------------
FINANCE -- 13.9%
BANKS -- 1.9%
Far Eastern International Bank *                       18,000,000      6,776,819
                                                                    ------------
FINANCIAL SERVICES -- 12.0%
Cathay Financial Holding Co., Ltd.                      2,800,593      7,155,153
First Financial Holding Co., Ltd.                       6,300,000      7,467,817
Fubon Financial Holding Co., Ltd.                       7,500,000      8,927,250
Hua Nan Financial Holdings Co., Ltd.                    1,000,000        920,674
Mega Financial Holding Co., Ltd.                        5,000,000      3,912,865
Shin Kong Financial Holding Co., Ltd.                   2,005,279      1,737,414
Taishin Financial Holdings Co., Ltd. *                 15,000,000      7,003,699
Yuanta Financial Holding Co., Ltd. *                    6,500,000      6,048,500

                                                                         US$
                                                                        VALUE
                                                         SHARES       (NOTE b)
                                                      -----------   ------------
                                                                    $ 43,173,372
                                                                    ------------
TOTAL FINANCE                                                         49,950,191
                                                                    ------------
MISCELLANEOUS -- 2.2%
ATHLETIC FOOTWARE -- 2.2%
Pou Chen Corp.                                          8,000,531      7,799,942
                                                                    ------------
TECHNOLOGY -- 52.1%
ELECTRONIC COMPONENTS -- 6.9%
Everlight Electronics Co., Ltd.                         1,500,920      5,305,348
Kinsus Interconnect Technology Corp.                    1,800,029      4,705,378
Nan Ya Printed Circuit Board Corp.                      1,330,401      7,414,812
Pixart Imaging, Inc.                                      250,000      1,833,128
Unimicron Technology Corp.                              4,000,000      5,491,163
                                                                    ------------
                                                                      24,749,829
                                                                    ------------
ELECTRONICS -- 2.2%
Synnex Technology International Corp.                   3,000,000      7,842,170
                                                                    ------------
IC DESIGN -- 6.5%
MediaTek, Inc.                                            800,000      9,995,890
Novatek Microelectronics Corp., Ltd.                    1,700,703      6,598,700
Orise Technology Co., Ltd. *                            1,600,000      4,471,845
RichTek Technology Corp.                                  250,000      2,342,787
                                                                    ------------
                                                                      23,409,222
                                                                    ------------
MEMORY IC -- 1.5%
Inotera Memories, Inc.                                  8,000,000      5,445,129
                                                                    ------------
PC & PERIPHERALS -- 11.0%
Asustek Computer, Inc.                                  3,700,363     10,670,673
Clevo Co. *                                             1,619,000      2,677,705
Foxconn Technology Co., Ltd.                            1,000,000      5,803,535
GeoVision, Inc.                                           450,000      3,166,461
Hon Hai Precision Industry Co., Ltd.                    2,300,760     13,012,107
Inventec Co., Ltd.                                      3,000,000      1,854,501
Quanta Computer, Inc.                                   1,500,000      2,367,447
                                                                    ------------
                                                                      39,552,429
                                                                    ------------
SEMICONDUCTOR MANUFACTURING -- 7.7%
Siliconware Precision Industries Co.                    3,000,074      5,030,950
Sino-American Silicon Products, Inc.                      250,000      1,368,681
Taiwan Semiconductor Manufacturing Co., Ltd.            9,200,009     19,844,491
Wafer Works Corp.                                         340,000      1,565,146
                                                                    ------------
                                                                      27,809,268
                                                                    ------------
TELECOMMUNICATIONS -- 8.3%
Chunghwa Telecom Co., Ltd.                              6,500,454     16,116,210
High Tech Computer Corp.                                  300,000      7,980,271
Merry Electronics Co., Ltd.                             2,500,866      5,928,892
                                                                    ------------
                                                                      30,025,373
                                                                    ------------
TFT-LCD -- 8.0%
Au Optronics Corp.                                      6,500,674     12,483,004

                     See Notes to Schedule of Investments.

                                                                         US$
                                                                        VALUE
                                                         SHARES       (NOTE b)
                                                      -----------   ------------
Chi Mei Optoelectronics Corp.                           3,000,000   $  4,088,779
InnoLux Display Corp.                                   3,000,840      8,387,058
Wintek Corp. *                                          4,500,000      3,684,341
                                                                    ------------
                                                                      28,643,182
                                                                    ------------
TOTAL TECHNOLOGY                                                     187,476,602
                                                                    ------------
TOTAL COMMON STOCKS
   (Identified Cost -- $270,523,880)                                 335,009,346
                                                                    ------------

                                                       PRINCIPAL         US$
                                                         AMOUNT         VALUE
                                                          NT$         (NOTE b)
                                                      -----------   ------------
COMMERCIAL PAPER - 6.8%
C S Aluminium Corp.(a)                                299,771,842     9,856,863
First Taisec Securities (a)                           113,822,332     3,742,617
Formica Taiwan Corp. (a)                               29,954,593       984,943
Hong Ching Investments (a)                             54,916,557     1,805,723
Mercuries & Associates (a)                             49,842,522     1,638,883
Sampo (a)                                              99,677,911     3,277,531
Sinopac Card Services (a)                              99,848,604     3,283,144
                                                                    ------------
TOTAL COMMERCIAL PAPER
   (Identified Cost -- $24,543,346)                                   24,589,704
                                                                    ------------

                                                        MATURITY         US$
                                                         AMOUNT         VALUE
                                                          US$         (NOTE b)
                                                      -----------   ------------
REPURCHASE AGREEMENT - 0.1%
State Street Bank and Trust Co.
0.35% dated 5/27/08 due 6/2/08
   (collateralized by U.S. Treasury Bill
   1.92%, 11/6/08, market value
   $426,302) (c)                                          415,000        415,000
                                                                    ------------
TOTAL INVESTMENTS -- 99.9%
   (Cost -- $295,482,226) **                                        $360,014,050
                                                                    ============
OTHER ASSETS AND LIABILITIES, NET - 0.1%                            $    415,556
                                                                    ------------
NET ASSETS -- 100.0%                                                $360,429,606
                                                                    ------------

                     See Notes to Schedule of Investments.


2

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NOTES TO SCHEDULE OF INVESTMENTS

NT$  New Taiwan Dollar

US$  United States Dollar

*    Non-income producing

(a) Certificates of Deposit and Commercial Paper that are traded through Bills Finance Corporations must be guaranteed by either a bank, a trust company or a Bills Finance Corporation. Since there is no recognized credit rating system in the Republic of China, the guarantee may not be comparable to a guarantee issued by a U.S. institution.

(b) All securities, including those traded over-the-counter for which market quotations are readily available, are valued at the last sales price prior to the time of determination of the Fund's net asset value per share or, if there were no sales on such date, at the closing price quoted for such securities (but if bid and asked quotations are available, at the mean between the last current bid and asked prices, rather than such quoted closing price). In certain instances where the price determined above may not represent fair market value, the value is determined in such manner as the Board of Directors may prescribe. Short-term investments, having a maturity of 60 days or less, are valued at amortized cost, which approximates market value, with accrued interest or discount earned included in interest receivable.

(c) In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited by legal proceedings.

** At May 31, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $85,121,883 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $20,590,059 and net appreciation for financial reporting purposes was $64,531,824. At May 31, 2008, aggregate cost for financial reporting purposes was $295,482,226.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), as amended, are attached as exhibits to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TAIWAN FUND, INC.


By: /s/ Andrew Chen
    Andrew Chen
    President of The Taiwan Fund, Inc.

Date: July 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Adelina Louie
    Adelina Louie
    Treasurer of The Taiwan Fund, Inc.

Date: July 18, 2008


By: /s/ Andrew Chen
    Andrew Chen
    President of The Taiwan Fund, Inc.

Date: July 23, 2008